ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 233	$ 218
Accounts payable	134	172
Interest payable on non-recourse borrowings	107	89
Current portion of lease liabilities	27	25
BEPC exchangeable shares distributions payable	17	17
Income tax payable	11	9
Other	57	41
Total accounts payable and accrued liabilities	$ 586	$ 571